John Hancock
International Dynamic Growth Fund
Quarterly portfolio holdings 1/31/2023

Fund’s investments
As of 1-31-23 (unaudited)
	Shares	Value
Common stocks 96.8%		$343,936,636
(Cost $324,632,835)
Australia 2.6%		9,311,139
Macquarie Group, Ltd.	42,150	5,623,198
Woodside Energy Group, Ltd.	142,425	3,687,941
Brazil 0.7%		2,538,233
B3 SA - Brasil Bolsa Balcao	994,200	2,538,233
Canada 9.6%		34,135,320
Bank of Montreal	51,170	5,149,497
Canadian National Railway Company	99,200	11,808,121
Dollarama, Inc.	103,900	6,213,463
TELUS Corp.	149,510	3,221,941
The Toronto-Dominion Bank	111,900	7,742,298
China 10.2%		36,222,066
Alibaba Group Holding, Ltd. (A)	446,400	6,137,406
Alibaba Group Holding, Ltd., ADR (A)	44,658	4,921,312
Baidu, Inc., ADR (A)	63,084	8,496,153
Baidu, Inc., Class A (A)	299,650	5,037,129
Tencent Holdings, Ltd.	125,200	6,100,861
Trip.com Group, Ltd. (A)	106,350	3,912,133
Trip.com Group, Ltd., ADR (A)	43,990	1,617,072
Denmark 4.3%		15,295,956
Novo Nordisk A/S, B Shares	110,528	15,295,956
France 12.3%		43,679,099
Gaztransport Et Technigaz SA	27,939	3,088,816
Hermes International	5,854	10,955,768
L’Oreal SA	17,350	7,163,988
LVMH Moet Hennessy Louis Vuitton SE	20,808	18,164,799
Sartorius Stedim Biotech	2,123	740,560
Teleperformance	12,825	3,565,168
Germany 4.3%		15,152,688
Bayer AG	59,652	3,713,020
Deutsche Boerse AG	32,055	5,735,972
Hensoldt AG	94,531	2,740,745
MTU Aero Engines AG	11,856	2,962,951
Hong Kong 2.4%		8,650,351
AIA Group, Ltd.	765,000	8,650,351
Ireland 1.3%		4,431,939
ICON PLC (A)	19,210	4,431,939
Israel 1.8%		6,525,360
Check Point Software Technologies, Ltd. (A)	51,300	6,525,360
Italy 0.9%		3,140,725
Davide Campari-Milano NV	292,786	3,140,725
Japan 4.2%		15,091,719
BayCurrent Consulting, Inc.	134,300	5,709,035
Resona Holdings, Inc.	283,400	1,568,258
Sony Group Corp.	37,200	3,323,879
Tokio Marine Holdings, Inc.	214,400	4,490,547
2	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Netherlands 7.0%		$24,727,608
Adyen NV (A)(B)	1,832	2,769,803
ASML Holding NV	16,260	10,758,345
Universal Music Group NV	155,719	3,980,532
Wolters Kluwer NV	66,215	7,218,928
Singapore 2.8%		9,948,537
DBS Group Holdings, Ltd.	363,400	9,948,537
Sweden 1.5%		5,359,961
Atlas Copco AB, A Shares	200,421	2,378,208
EQT AB	132,142	2,981,753
Switzerland 6.5%		23,257,655
Alcon, Inc.	87,000	6,543,270
Nestle SA	55,203	6,735,266
Straumann Holding AG	22,699	2,972,139
Zurich Insurance Group AG	14,169	7,006,980
Taiwan 2.3%		8,027,636
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	86,570	8,027,636
United Kingdom 16.0%		56,757,081
Ashtead Group PLC	53,663	3,534,712
AstraZeneca PLC, ADR	86,130	5,630,318
BAE Systems PLC	654,097	6,924,294
Compass Group PLC	227,635	5,437,741
Croda International PLC	35,035	2,986,266
Diageo PLC	113,648	4,969,377
London Stock Exchange Group PLC	88,297	8,083,135
RELX PLC (Euronext Amsterdam Exchange)	146,297	4,352,889
Rentokil Initial PLC	1,143,837	6,935,568
Shell PLC	269,189	7,902,781
United States 3.4%		12,187,502
Microsoft Corp.	27,650	6,851,947
NVIDIA Corp.	27,310	5,335,555
Uruguay 2.7%		9,496,061

MercadoLibre, Inc. (A)	8,036	9,496,061
Exchange-traded funds 2.9%		$10,254,620
(Cost $10,575,109)
iShares Core MSCI EAFE ETF	90,000	6,036,300
iShares Core MSCI Total International Stock ETF	67,000	4,218,320

Total investments (Cost $335,207,944) 99.7%	$354,191,256
Other assets and liabilities, net 0.3%	1,146,066
Total net assets 100.0%	$355,337,322

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 1-31-23:
Financials	22.5%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	3

Consumer discretionary	19.7%
Industrials	16.5%
Information technology	11.3%
Health care	11.1%
Communication services	7.5%
Consumer staples	6.2%
Energy	4.1%
Materials	0.8%
Other assets and liabilities, net	0.3%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2023, by major security category or type:
	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$9,311,139	—	$9,311,139	—
Brazil	2,538,233	$2,538,233	—	—
Canada	34,135,320	34,135,320	—	—
China	36,222,066	15,034,537	21,187,529	—
Denmark	15,295,956	—	15,295,956	—
France	43,679,099	—	43,679,099	—
Germany	15,152,688	—	15,152,688	—
Hong Kong	8,650,351	—	8,650,351	—
Ireland	4,431,939	4,431,939	—	—
Israel	6,525,360	6,525,360	—	—
Italy	3,140,725	—	3,140,725	—
Japan	15,091,719	—	15,091,719	—
Netherlands	24,727,608	—	24,727,608	—
Singapore	9,948,537	—	9,948,537	—
Sweden	5,359,961	—	5,359,961	—
Switzerland	23,257,655	6,543,270	16,714,385	—
Taiwan	8,027,636	8,027,636	—	—
United Kingdom	56,757,081	5,630,318	51,126,763	—
United States	12,187,502	12,187,502	—	—
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	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Uruguay	$9,496,061	$9,496,061	—	—
Exchange-traded funds	10,254,620	10,254,620	—	—
Total investments in securities	$354,191,256	$114,804,796	$239,386,460	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$6,226,144	$(6,226,204)	$60	—	$3,327	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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